Pillsbury Winthrop Shaw Pittman LLP

2475 Hanover Street | Palo Alto, CA 94304-1114 | tel 650.233.4500 | fax 650.233.4545

Davina K. Kaile

tel 650.233.4564

dkaile@pillsburylaw.com

September 16, 2011

VIA ELECTRONIC TRANSMISSION AND OVERNIGHT MAIL

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Mara L. Ransom, Esq., Legal Branch Chief
Chris Chase, Esq.

Re:	CafePress Inc.
Registration Statement on Form S-1
File No. 333-174829

Ladies and Gentlemen:

On behalf of CafePress Inc. (the “Registrant” or the “Company”), we enclose for filing under the Securities Act of 1933, as amended (the “Securities Act”), Amendment No. 5 to the above referenced Registration Statement on Form S-1 (the “Registration Statement”), together with certain exhibits thereto, which is being submitted by the Registrant to reflect a 1-for-2 reverse stock split effected on September 15, 2011, as well as information relating to the identity of and number of shares being sold in the offering by the selling stockholders.

Questions or comments concerning any matter with respect to the Registration Statement may be directed to the undersigned at (650) 233-4564. Comments can also be sent via facsimile at (650) 233-4545 or via email to dkaile@pillsburylaw.com.

Very truly yours,

/s/ Davina K. Kaile

Davina K. Kaile

cc:	Bob Marino
Monica Johnson Kirsten Mellor, Esq. Martin A. Wellington, Esq. C.F. Pearson

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